Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest and similar income
Interest on loan portfolio		S/ 5,353,991	S/ 4,207,420	S/ 3,274,402
Impact from the modification of contractual cash flows due to the loan rescheduling schemes	[1]	(29,404)	41,110	120,193
Interest on investments at fair value through other comprehensive income		1,208,823	1,202,788	928,660
Interest on due from banks and inter-bank funds		367,167	175,401	46,273
Interest on investments at amortized cost		172,602	161,966	130,326
Dividends on financial instruments, Note 5(e) and (f)		42,779	78,928	101,736
Others			3,689	4,035	S/ 4,453
Total		7,120,411	5,871,302	4,605,625
Interest and similar expenses
Interest and fees on deposits and obligations		(1,662,139)	(863,335)	(334,212)
Interest and fees on obligations with financial institutions		(474,362)	(234,842)	(156,490)
Interest on bonds, notes and other obligations		(311,665)	(418,821)	(433,774)
Deposit insurance fund fees		(81,171)	(77,920)	(70,670)
Interest on lease payments, Note 8(e)		(5,562)	(9,283)	(14,004)
Others			(57,488)	(48,787)	S/ (57,467)
Total		S/ (2,592,366)	S/ (1,661,689)	S/ (1,057,937)

[1]	For rescheduled loans, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. During 2023, 2022 and 2021, interest was recorded according to the rescheduled term for approximately S/9,246,000, S/22,930,000 and S/96,627,000, respectively. Likewise, as result of the rescheduling of loans under the “Reactiva Peru” program, expenses for approximately S/38,650,000, and income for approximately S/18,180,000 and S/23,566,000, respectively; were recorded.